UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL 60555


Form 13F File Number: 028-14128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brad Bailey
Title:  Chief Financial Officer
Phone:  630-717-2723

Signature,  Place,  and  Date  of  Signing:

/s/ Brad Bailey                    Warrenville, IL                   5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-14129        Kelly Cardwell
---------------  ---------------------------------------------------------------




Form 13F Information Table Entry Total:                     29
Form 13F Information Table Value Total:                102,227       (x$1000)

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               INFORMATION TABLE

                         CENTRAL SQUARE MANAGEMENT LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE 3/31/2012




          Column 1              Column 2    Column 3   Column 4      Column 5       Column 6  Column 7       Column 8
---------------------------- -------------- --------- ---------- ----------------- ---------- -------- -----------------------
                                                        VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- ---------- ----------------- ---------- -------- -----------------------

AVID TECHNOLOGY INC          COM            05367P100   2,745      249,537 SH        DEFINED      1       249,537   0     0
BELO CORP                    COM SER A      080555105  16,278    2,270,242 SH        DEFINED      1     2,270,242   0     0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108  14,140          116 SH        DEFINED      1           116   0     0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   5,104       62,900 SH        DEFINED      1        62,900   0     0
CHINA CERAMICS CO LTD        SHS            G2113X100     282       70,610 SH        DEFINED      1        70,610   0     0
COMVERSE TECHNOLOGY INC      COM            205862402   1,754      255,324 SH        DEFINED      1       255,324   0     0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402     214       58,708 SH        DEFINED      1        58,708   0     0
COWEN GROUP INC NEW          CL A           223622101   3,029    1,117,734 SH        DEFINED      1     1,117,734   0     0
FISHER COMMUNICATIONS INC    COM            337756209   1,567       51,020 SH        DEFINED      1        51,020   0     0
GSI TECHNOLOGY               COM            36241U106   1,093      257,680 SH        DEFINED      1       257,680   0     0
HALLIBURTON CO               COM            406216101   3,863      116,400 SH        DEFINED      1       116,400   0     0
HARVARD BIOSCIENCE INC       COM            416906105   8,559    2,183,441 SH        DEFINED      1     2,183,441   0     0
INNOVATIVE SOLUTIONS & SUPPO COM            45769N105   1,466      332,406 SH        DEFINED      1       332,406   0     0
KODIAK OIL & GAS CORP        COM            50015Q100     498       50,000     PUT   DEFINED      1        50,000   0     0
LIVEPERSON INC               COM            538146101     168       10,000     PUT   DEFINED      1        10,000   0     0
MICROSOFT CORP               COM            594918104  15,542      481,861 SH        DEFINED      1       481,861   0     0
MOLEX INC                    COM            608554101     844       30,000     PUT   DEFINED      1        30,000   0     0
MURPHY OIL CORP              COM            626717102     833       14,800 SH        DEFINED      1        14,800   0     0
NEWMARKET CORP               COM            651587107   1,874       10,000     PUT   DEFINED      1        10,000   0     0
NEXSTAR BROADCASTING GROUP I CL A           65336K103   8,003      963,022 SH        DEFINED      1       963,022   0     0
ORBIT INTL CORP              COM NEW        685559304      90       20,388 SH        DEFINED      1        20,388   0     0
PLANAR SYS INC               COM            726900103   2,517    1,048,591 SH        DEFINED      1     1,048,591   0     0
QUAD / GRAPHICS INC          COM CL A       747301109   3,444      247,734 SH        DEFINED      1       247,734   0     0
SOUNDBITE COMMUNICATIONS INC COM            836091108     284       94,812 SH        DEFINED      1        94,812   0     0
TANDY LEATHER FACTORY INC    COM            87538X105   3,251      622,603 SH        DEFINED      1       622,603   0     0
THQ INC                      COM NEW        872443403   1,322    2,360,087 SH        DEFINED      1     2,360,087   0     0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103     528       35,000 SH        DEFINED      1        35,000   0     0
YAHOO INC                    COM            984332106   2,279      149,750 SH        DEFINED      1       149,750   0     0
ZYNGA INC                    CL A           98986T108     658       50,000     PUT   DEFINED      1        50,000   0     0